Insurance Contract Liabilities - Provision for losses and loss adjustment expenses, gross (Details) - Insurance contracts, gross - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the property and casualty provision for losses and loss adjustment expenses
Provision for losses and loss adjustment expenses - January 1	$ 34,422.8	$ 30,809.3
Decrease in estimated losses and expenses for claims occurring in the prior years	(44.0)	(283.1)
Losses and expenses for claims occurring in the current year	17,300.2	14,396.8
Paid on claims occurring during:
the current year	(3,978.6)	(3,148.6)
the prior years	(8,734.7)	(7,212.8)
Acquisitions of subsidiaries	3.8	297.3
Divestiture of subsidiary	0.0	(18.7)
Foreign exchange effect and other	(650.3)	(417.4)
Provision for losses and loss adjustment expenses - December 31	$ 38,319.2	$ 34,422.8